Document and Entity Information	Apr. 22, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	IBERIABANK CORP
Amendment Flag	false
Entity Central Index Key	0000933141
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Incorporation State Country Code	LA
Entity File Number	001-37532
Entity Tax Identification Number	72-1280718
Entity Address, Address Line One	200 West Congress Street
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70501
City Area Code	(337)
Local Phone Number	521-4003
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (par value $1.00 per share)
Trading Symbol	IBKC
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/400th Interestin a Share of 6.625% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	IBKCP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/400th Interestin a Share of 6.60% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	IBKCO
Security Exchange Name	NASDAQ
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/400th Interestin a Share of 6.100% Fixed-to-Floating Non-Cumulative Perpetual Preferred Stock, Series D
Trading Symbol	IBKCN
Security Exchange Name	NASDAQ